Other Long-Term Liabilities - Weighted Average Assumptions used to Calculate Share-Based Compensation Liability (Details)	12 Months Ended
	Dec. 31, 2024 year $ / shares	Dec. 31, 2023 year $ / shares	Dec. 31, 2022 year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock split conversion ratio	2
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	$ 13.15	$ 17.96	$ 16.48
Share price	$ 44.38	$ 43.41	$ 37.60
Expected volatility	26.40%	30.90%	35.80%
Expected dividend yield	5.10%	4.60%	4.50%
Risk free interest rate	2.90%	3.60%	3.80%
Expected forfeiture rate	5.20%	5.40%	5.00%
Expected stock option life | year	4.1	4.2	4.2